Related party transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 15 - Related party transactions

Management consultancy agreements

In April 2019, the Company entered into a consultancy agreement with Chief Executive Officer, Justin Floyd, where the Company pays $25,000 per month for Founder Services. As at June 30, 2025 and year ended December 31, 2024, the agreement was still effective and the Company had annual expense of $300,000 per year, which is included in the salaries, benefits and personnel costs on the consolidated statements of operations. No amounts were payable as of June 30, 2025 or December 31, 2024.

In April 2019, the Company entered into a consultancy agreement with Director, Soumaya Hamzaoui, where the Company pays 19,883 euros ($22,000 and $21,000 at June 30,2025 and December 31, 2024, respectively) per month for Founder Services. As at June 30, 2025 and year ended December 31, 2024, the agreement was still effective and the Company had an annual expense of 238,596 euros ($263,000 and $255,000 at As at June 30, 2025 and year ended December 31, 2024, respectively) per year, which is included in the salaries, benefits and contractor costs on the consolidated statement of operations. No amounts were payable as of June 30, 2025 or December 31, 2024.

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 15 - Related party transactions (continued)

Shareholder loan and convertible shareholder loan agreements

The Company’s shareholder loans and convertible shareholder loans discussed at Note 9 are between the Company and certain common stock shareholders of the Company that are related parties.